GEOGRAPHICAL SALES AND SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2017
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
Schedule of Sales by Geographical Area
Information for the Company’s sales by geographical area for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31,
	2017	2016	2015

Domestic Sales	$126,930,386	$112,119,286	$110,109,028
International Sales	5,445,529	4,909,868	7,799,388
	$132,375,915	$117,029,154	$117,908,416